Leases	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Leases	Leases
The Group’s leased assets consist of facilities, fleet and equipment pursuant to both arrangements with third parties and related parties. The carrying amounts of the Group’s right-of-use assets and the movements during the six months ended 30 June 2025 are as follows:

2025
Right-of-use assets
Balance at 1 January	125,198
Adjustments for indexed leases	3,198
New leases	13,529
Cancelled leases	(1,524)
Depreciation	(6,573)
Translation difference	653
Balance at 30 June	134,481
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The Group’s lease liabilities and the movements during the six months ended 30 June 2025 are as follows:

2025
Lease liabilities
Balance at 1 January	121,652
Adjustments for indexed leases	3,198
New leases	13,426
Cancelled leases	(1,709)
Installment payments	(4,848)
Foreign currency adjustment	17,773
Translation difference	362
Balance at 30 June	149,854
Current liabilities	(13,591)
Non-current liabilities	136,263
The amounts recognized in the unaudited condensed consolidated interim statements of profit or loss and other comprehensive income or loss during the six months ended 30 June 2025 and 2024 in relation to the Group’s lease arrangements are as follows:

	30 June
	2025	2024
Total depreciation expense from right-of-use assets	(6,573)	(6,245)
Interest expense on lease liabilities	(4,062)	(3,279)
Foreign currency difference on lease liability	(17,773)	2,577
Gain/(loss) from extinguishment of lease agreement	765	(1)
Total amount recognized in profit and loss	(27,643)	(6,948)
The maturity analysis of undiscounted lease payments as of 30 June 2025 is as follows:

2025
Less than one year	21,419
One to five years	69,871
Thereafter	111,855
203,145